FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	R$ 5,993	R$ 6,474
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(14,590)	(15,293)
Financial assets at fair value	(14,590)	(15,293)
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	(763)	(642)
Financial assets at fair value	(763)	(642)
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(15,353)	(15,935)
Financial assets at fair value	(15,353)	(15,935)
Derivative Financial Instrument Assets Swaps [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	(91)	(6)
Financial assets at fair value	(91)	(6)
Loans, financing and debentures [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(10,581)	(11,364)
Financial assets at fair value	(10,581)	(11,364)
Debt With Pension Fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(251)	(385)
Financial assets at fair value	(251)	(385)
Debt With Pension Fund Forluz 1 [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(545)	(539)
Financial assets at fair value	(545)	(539)
Concessions Payable [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(27)	(27)
Financial assets at fair value	(27)	(27)
Suppliers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(2,832)	(2,683)
Financial assets at fair value	(2,832)	(2,683)
Leasing Transactions [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	(354)	(244)
Financial assets at fair value	(354)	(244)
Sector Financial Liabilities [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets		(51)
Financial assets at fair value		(51)
S A A G Put Options [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	(672)	(636)
Financial assets at fair value	(672)	(636)
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial assets	10,483	12,042
Financial assets at fair value	10,483	12,042
Financial assets at amortised cost, class [member] | Securities Cash Investments One [Member]
IfrsStatementLineItems [Line Items]
Financial assets	380	1,095
Financial assets at fair value	380	1,095
Financial assets at amortised cost, class [member] | Customers And Traders Concession Holders Transmission Service [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,812	4,482
Financial assets at fair value	4,812	4,482
Financial assets at amortised cost, class [member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets	16	19
Financial assets at fair value	16	19
Financial assets at amortised cost, class [member] | Accounts Receivable From The State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Financial assets	13	13
Financial assets at fair value	13	13
Financial assets at amortised cost, class [member] | Concession Financial Assets C V A Account And Other Financial Components In Tariff Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	944	2,148
Financial assets at fair value	944	2,148
Financial assets at amortised cost, class [member] | Reimbursement Of Tariff Subsidy Payments [Member]
IfrsStatementLineItems [Line Items]
Financial assets		291
Financial assets at fair value		291
Financial assets at amortised cost, class [member] | Escrow Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,207	47
Financial assets at fair value	1,207	47
Financial assets at amortised cost, class [member] | Concession Grant Fee Generation Concessions [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,950	1,155
Financial assets at fair value	2,950	1,155
Financial assets at amortised cost, class [member] | Agreement Between F I P Melbourne And A G Par [Member]
IfrsStatementLineItems [Line Items]
Financial assets	161	2,792
Financial assets at fair value	161	2,792
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	16,129	16,487
Financial assets at fair value	16,129	16,487
Financial assets at fair value through profit or loss, category [member] | Cash Equivalents Investments [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,346	708
Financial assets at fair value	1,346	708
Financial assets at fair value through profit or loss, category [member] | Bank Certificates Of Deposit [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	191	101
Financial assets at fair value	191	101
Financial assets at fair value through profit or loss, category [member] | Bank Financial Notes [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	906	705
Financial assets at fair value	906	705
Financial assets at fair value through profit or loss, category [member] | Marketable securities - treasury financial notes [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	402	178
Financial assets at fair value	402	178
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,845	1,692
Financial assets at fair value	2,845	1,692
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,646	4,445
Financial assets at fair value	5,646	4,445
Derivative Financial Instruments [Member] | Derivative Financial Instrument Assets Swaps [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	703	1,219
Financial assets at fair value	703	1,219
Derivative Financial Instruments [Member] | Concession Of Distribution Infrastructure [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,407	718
Financial assets at fair value	1,407	718
Derivative Financial Instruments [Member] | Reimbursements Receivable Generation [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	691	816
Financial assets at fair value	R$ 691	R$ 816